SCHEDULE OF ANALYSIS OF ALLOWANCE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Allowance for inventories obsolescence, beginning		$ 473	$ 492
Reversal of inventories obsolescence			(19)
Allowance for inventories obsolescence, ending		$ 473	$ 473	$ 492